UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-05447

AMERICAN CENTURY QUANTITATIVE EQUITY FUNDS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
AC Alternatives® Emerging Opportunities Total Return Fund
July 31, 2017

AC Alternatives Emerging Opportunities Total Return - Schedule of Investments
JULY 31, 2017 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 33.2%
Argentina — 3.7%
Argentine Republic Government International Bond, 6.625%, 7/6/28		500,000	501,250
Argentine Republic Government International Bond, 6.875%, 1/26/27		200,000	206,000
Provincia de Buenos Aires, 7.875%, 6/15/27		300,000	306,778
			1,014,028
Dominican Republic — 2.0%
Dominican Republic International Bond, 5.95%, 1/25/27(1)		300,000	321,363
Dominican Republic International Bond, 6.875%, 1/29/26		200,000	228,500
			549,863
Egypt — 1.5%
Egypt Government International Bond, 6.125%, 1/31/22(1)		200,000	206,720
Egypt Government International Bond, 5.875%, 6/11/25		200,000	198,644
			405,364
El Salvador — 0.8%
El Salvador Government International Bond, 8.625%, 2/28/29		200,000	207,500
Hungary — 1.2%
Hungary Government Bond, 6.75%, 10/22/28	HUF	63,000,000	324,162
Indonesia — 1.6%
Indonesia Treasury Bond, 8.375%, 9/15/26	IDR	5,200,000,000	423,038
Malaysia — 1.4%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	1,600,000	370,917
Mexico — 8.9%
Mexican Bonos, 5.75%, 3/5/26	MXN	18,000,000	939,611
Mexican Bonos, 8.50%, 12/13/18	MXN	26,000,000	1,487,718
			2,427,329
Paraguay — 1.2%
Paraguay Government International Bond, 4.70%, 3/27/27(1)		$300,000	312,375
Poland — 2.4%
Republic of Poland Government Bond, 1.75%, 7/25/21	PLN	2,400,000	650,632
Russia — 0.9%
Russian Federal Bond - OFZ, 6.70%, 5/15/19	RUB	15,000,000	245,987
South Africa — 5.3%
Republic of South Africa Government Bond, 8.00%, 12/21/18	ZAR	18,300,000	1,404,247
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	500,000	42,429
			1,446,676
Thailand — 2.3%
Thailand Government Bond, 4.875%, 6/22/29	THB	17,200,000	633,476
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $8,365,786)			9,011,347
CORPORATE BONDS — 18.8%
Brazil — 0.7%
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)		$200,000	198,875
Colombia — 2.3%
Banco de Bogota SA, 4.375%, 8/3/27(1)(2)		300,000	298,125
Ecopetrol SA, 7.625%, 7/23/19		300,000	330,690
			628,815
Malaysia — 1.2%
Petronas Capital Ltd., 5.25%, 8/12/19		300,000	318,682

Mexico — 3.3%
BBVA Bancomer SA, 4.375%, 4/10/24	250,000	261,563
Mexichem SAB de CV, 5.875%, 9/17/44	350,000	356,431
Petroleos Mexicanos, 5.50%, 1/21/21	250,000	268,312
		886,306
Nigeria — 1.7%
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	250,000	257,500
Zenith Bank plc, 7.375%, 5/30/22(1)	200,000	198,200
		455,700
Panama — 1.0%
Banco General SA, 4.125%, 8/7/27(1)(2)	275,000	272,423
Paraguay — 0.8%
Telefonica Celular del Paraguay SA, 6.75%, 12/13/22	200,000	208,750
Russia — 0.7%
Credit Bank of Moscow Via CBOM Finance plc, 7.70%, 2/1/18	200,000	204,193
South Africa — 1.5%
MTN Mauritius Investment Ltd., 6.50%, 10/13/26(1)	400,000	417,870
Turkey — 5.6%
Akbank TAS, 6.50%, 3/9/18	200,000	204,484
Finansbank AS, 4.875%, 5/19/22(1)	200,000	199,888
Finansbank AS, 5.15%, 11/1/17	200,000	201,133
Turkiye Garanti Bankasi AS, 4.00%, 9/13/17	200,000	200,465
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)	200,000	208,971
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(1)	200,000	200,280
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(1)	300,000	301,836
		1,517,057
TOTAL CORPORATE BONDS (Cost $5,068,579)		5,108,671
U.S. TREASURY SECURITIES — 10.0%
U.S. Treasury Notes, 1.25%, 4/30/19	1,800,000	1,797,399
U.S. Treasury Notes, 1.625%, 10/31/23	940,000	918,648
TOTAL U.S. TREASURY SECURITIES (Cost $2,715,863)		2,716,047
TEMPORARY CASH INVESTMENTS — 42.0%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 0.125% - 2.375%, 9/30/17 - 1/15/28, valued at $1,514,756), in a joint trading account at 0.87%, dated 7/31/17, due 8/1/17 (Delivery value $1,485,305)		1,485,269
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.00%, 5/15/45, valued at $1,726,284), at 0.34%, dated 7/31/17, due 8/1/17 (Delivery value $1,688,016)		1,688,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	290	290
U.S. Treasury Bills, 0.98%, 8/31/17(3)	8,250,000	8,243,351
TOTAL TEMPORARY CASH INVESTMENTS (Cost $11,416,925)		11,416,910
TOTAL INVESTMENT SECURITIES — 104.0% (Cost $27,567,153)		28,252,975
OTHER ASSETS AND LIABILITIES — (4.0)%		(1,097,322)
TOTAL NET ASSETS — 100.0%		$27,155,653

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	255,267	ARS	4,336,979	Goldman Sachs & Co.	9/21/17	16,730
USD	249,550	ARS	4,339,668	Goldman Sachs & Co.	9/21/17	10,865
ARS	4,383,398	USD	261,539	Goldman Sachs & Co.	9/21/17	(20,450)
ARS	4,293,249	USD	256,466	Goldman Sachs & Co.	9/21/17	(20,335)

USD	409,942	BRL	1,338,051	Morgan Stanley	9/21/17	(15,322)
CLP	270,708,025	USD	405,859	Goldman Sachs & Co.	9/21/17	10,289
USD	405,853	CLP	270,708,025	Goldman Sachs & Co.	9/21/17	(10,295)
USD	409,092	CLP	267,120,798	Goldman Sachs & Co.	9/21/17	(1,542)
COP	931,391,562	USD	302,204	Goldman Sachs & Co.	9/21/17	7,918
COP	823,271,462	USD	272,516	Goldman Sachs & Co.	9/21/17	1,605
COP	3,114,813,454	USD	1,058,290	Goldman Sachs & Co.	9/21/17	(21,165)
USD	277,223	COP	842,343,535	Goldman Sachs & Co.	9/21/17	(3,248)
COP	911,053,880	USD	295,317	Goldman Sachs & Co.	9/21/17	8,032
USD	271,739	EUR	241,956	JPMorgan Chase Bank N.A.	9/21/17	(15,453)
USD	285,629	EUR	249,457	JPMorgan Chase Bank N.A.	9/21/17	(10,466)
USD	275,159	EUR	240,205	JPMorgan Chase Bank N.A.	9/21/17	(9,954)
EUR	247,720	USD	277,618	JPMorgan Chase Bank N.A.	9/21/17	16,416
EUR	1,204,514	USD	1,363,921	JPMorgan Chase Bank N.A.	9/21/17	65,787
USD	1,017,017	HUF	278,642,439	Goldman Sachs & Co.	9/21/17	(70,203)
USD	328,438	HUF	86,688,567	Goldman Sachs & Co.	9/21/17	(9,808)
HUF	278,988,403	USD	1,009,036	Goldman Sachs & Co.	9/21/17	79,534
HUF	6,205,847	USD	22,780	Goldman Sachs & Co.	9/21/17	1,435
HUF	179,859,701	USD	656,722	Goldman Sachs & Co.	9/21/17	45,063
USD	216,356	IDR	2,915,393,787	Goldman Sachs & Co.	9/22/17	(1,449)
USD	427,435	IDR	5,701,984,774	Goldman Sachs & Co.	9/22/17	1,448
IDR	17,368,681,212	USD	1,295,204	Goldman Sachs & Co.	9/22/17	2,387
USD	400,437	INR	26,115,687	Goldman Sachs & Co.	9/21/17	(4,749)
USD	802,751	KRW	901,448,967	Morgan Stanley	9/21/17	(2,371)
KRW	284,977,449	USD	249,674	Morgan Stanley	9/21/17	4,852
USD	270,499	KRW	303,716,086	Morgan Stanley	9/21/17	(763)
USD	261,563	KRW	292,009,293	Morgan Stanley	9/21/17	758
USD	1,698,259	MXN	31,490,552	JPMorgan Chase Bank N.A.	9/21/17	(56,546)
USD	314,182	MXN	5,565,565	JPMorgan Chase Bank N.A.	9/21/17	4,042
MXN	7,549,609	USD	413,820	JPMorgan Chase Bank N.A.	9/21/17	6,880
MYR	1,181,181	USD	275,077	Goldman Sachs & Co.	9/21/17	429
MYR	1,746,275	USD	407,770	Goldman Sachs & Co.	9/21/17	(457)
USD	274,982	MYR	1,176,592	Goldman Sachs & Co.	9/21/17	546
USD	265,531	MYR	1,144,679	Goldman Sachs & Co.	9/21/17	(1,461)
USD	403,352	MYR	1,740,262	Goldman Sachs & Co.	9/21/17	(2,558)
MYR	4,188,263	USD	985,706	Goldman Sachs & Co.	9/21/17	(8,807)
USD	672,602	PEN	2,207,680	Goldman Sachs & Co.	9/21/17	(5,447)
PEN	2,207,680	USD	670,050	Goldman Sachs & Co.	9/21/17	7,999
USD	534,138	PHP	26,626,780	Morgan Stanley	9/21/17	8,075
PHP	13,620,272	USD	267,589	Morgan Stanley	9/21/17	1,506
PHP	13,006,508	USD	255,757	Morgan Stanley	9/21/17	1,212
PLN	2,666,466	USD	719,579	Goldman Sachs & Co.	9/21/17	21,969
USD	2,012,721	PLN	7,517,565	Goldman Sachs & Co.	9/21/17	(77,924)
RUB	16,061,366	USD	268,405	Morgan Stanley	9/21/17	(2,639)
RUB	16,011,059	USD	263,861	Morgan Stanley	9/21/17	1,073
USD	118,419	RUB	6,843,408	Morgan Stanley	9/21/17	5,181
USD	110,830	RUB	6,686,370	Morgan Stanley	9/21/17	191
USD	250,907	RUB	15,396,302	Morgan Stanley	9/21/17	(3,854)
USD	266,899	RUB	16,172,339	Morgan Stanley	9/21/17	(704)

RUB	22,460,116	USD	383,148	Morgan Stanley	9/21/17	(11,502)
RUB	7,784,349	USD	127,864	Morgan Stanley	9/21/17	943
USD	1,014,240	THB	34,504,428	Goldman Sachs & Co.	9/21/17	(22,944)
USD	278,549	THB	9,465,108	Goldman Sachs & Co.	9/21/17	(5,966)
TRY	1,079,098	USD	290,948	Goldman Sachs & Co.	9/21/17	10,993
TRY	984,600	USD	271,417	Goldman Sachs & Co.	9/21/17	4,084
USD	278,848	TRY	1,018,145	Goldman Sachs & Co.	9/21/17	(6,039)
USD	264,024	TRY	962,623	Goldman Sachs & Co.	9/21/17	(5,327)
USD	297,714	TRY	1,074,068	Goldman Sachs & Co.	9/21/17	(2,820)
TRY	4,833,327	USD	1,328,020	Goldman Sachs & Co.	9/21/17	24,391
TWD	11,811,102	USD	389,612	Morgan Stanley	9/21/17	2,176
USD	668,622	TWD	20,098,765	Morgan Stanley	9/21/17	1,921
ZAR	4,330,374	USD	317,132	Goldman Sachs & Co.	9/21/17	8,791
USD	2,036,135	ZAR	26,655,535	Goldman Sachs & Co.	9/21/17	29,925
USD	272,122	ZAR	3,551,218	Goldman Sachs & Co.	9/21/17	4,842
USD	261,744	ZAR	3,578,861	Goldman Sachs & Co.	9/21/17	(7,616)
USD	408,936	ZAR	5,363,499	Goldman Sachs & Co.	9/21/17	5,256
ZAR	5,184,106	USD	397,781	Goldman Sachs & Co.	9/21/17	(7,603)
ZAR	5,247,296	USD	410,572	Goldman Sachs & Co.	9/21/17	(15,638)
						(37,881)

SWAP AGREEMENTS
INTEREST RATE
Counterparty	Notional Amount (BRL)	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate (%)	Termination Date	Value ($)
Bank of America N.A.	1,694,000	BZDIOVRA	Pay	10.78	1/2/23	34,177
Bank of America N.A.	6,050,000	BZDIOVRA	Receive	9.60	1/2/2019	(38,152)
Goldman Sachs & Co.	1,711,012	BZDIOVRA	Pay	10.62	1/2/23	29,446
Goldman Sachs & Co.	5,989,787	BZDIOVRA	Receive	9.42	1/2/19	(33,049)
						(7,578)

CREDIT DEFAULT*
Counterparty/ Reference Entity	Notional Amount ($)	Buy/Sell Protection	Interest Rate (%)	Termination Date	Premiums Paid (Received) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)**
Bank of America N.A./Markit CDX Emerging Markets Index Series 27	1,000,000	Buy	1.00	6/20/22	43,263	(3,913)	39,350
Barclays Bank plc/Chile Government International Bond	1,000,000	Buy	1.00	12/20/21	(7,481)	(11,389)	(18,870)
Barclays Bank plc/Korean International Bond	1,000,000	Buy	1.00	12/20/21	(22,196)	918	(21,278)
					13,586	(14,384)	(798)

*Credit default swaps enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

** The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
ARS	-	Argentine Peso
BRL	-	Brazilian Real
BZDIOVRA	-	Brazil Interbank Deposit Rate
CDX	-	Credit Derivatives Indexes
CLP	-	Chilean Peso
COP	-	Colombian Peso
EUR	-	Euro
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
KRW	-	South Korean Won
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
RUB	-	Russian Ruble
THB	-	Thai Baht
TRY	-	Turkish Lira
TWD	-	Taiwanese Dollar
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $3,394,426, which represented 12.5% of total net assets.

(2)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(3)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Directors or its delegate, in accordance with policies and procedures adopted by the Board of Directors. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	9,011,347	—
Corporate Bonds	—	5,108,671	—
U.S. Treasury Securities	—	2,716,047	—
Temporary Cash Investments	290	11,416,620	—
	290	28,252,685	—
Other Financial Instruments
Swap Agreements	—	102,973	—
Forward Foreign Currency Exchange Contracts	—	425,544	—
	—	528,517	—
Liabilities
Other Financial Instruments
Swap Agreements	—	111,349	—
Forward Foreign Currency Exchange Contracts	—	463,425	—
	—	574,774	—

3. Federal Tax Information

As of period end, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments	$27,567,153
Gross tax appreciation of investments	$715,689
Gross tax depreciation of investments	(29,867)
Net tax appreciation (depreciation) of investments	$685,822

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Quantitative Equity Funds, Inc.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 27, 2017

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	September 27, 2017